Altrius Global Dividend ETF
Schedule of Investments
April 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 4.2%
2,401	BAE Systems PLC ADR (a)	$124,469
283	General Dynamics Corp.	61,790
140	Lockheed Martin Corp.	65,023
		251,282
Air Freight & Logistics - 2.2%
2,716	Deutsche Post AG ADR (a)	130,327

Apparel, Accessories & Luxury Goods - 0.9%
2,262	VF Corp.	53,180

Asset Management & Custody Banks - 1.1%
2,340	Franklin Resources, Inc.	62,899

Automobile Manufacturers - 3.8%
6,746	Stellantis N.V. ADR (a)	112,186
825	Toyota Motor Corp. ADR (a)(b)	113,297
		225,483
Biotechnology - 2.3%
447	AbbVie, Inc.	67,551
840	Gilead Sciences, Inc.	69,056
		136,607
Broadcasting - 1.1%
2,830	Paramount Global - Class B	66,024

Cargo Ground Transportation - 0.9%
700	Ryder System, Inc.	55,412

Commodity Chemicals - 3.0%
1,200	Dow, Inc.	65,280
1,200	LyondellBasell Industries N.V. - Class A ADR (a)	113,532
		178,812
Communications Equipment - 1.1%
1,382	Cisco Systems, Inc.	65,300

Construction Machinery & Heavy Transportation Equipment - 0.9%
249	Caterpillar, Inc.	54,481

Diversified Banks - 12.2%
18,414	Banco Bilbao Vizcaya Argentaria S.A. ADR (a)	135,159
2,214	Bank of America Corp.	64,826
4,432	BNP Paribas S.A. ADR (a)	143,021
1,400	Citigroup, Inc.	65,898
500	JPMorgan Chase & Co.	69,120
487	PNC Financial Services Group, Inc.	63,432
1,325	Royal Bank of Canada ADR (a)	131,586
1,729	U.S. Bancorp	59,270
		732,312

Altrius Global Dividend ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Drug Retail - 1.1%
1,820	Walgreens Boots Alliance, Inc.	$64,155

Electrical Components & Equipment - 3.1%
740	Eaton Corp. PLC ADR (a)	123,669
763	Emerson Electric Co.	63,527
		187,196
Health Care Distributors - 1.2%
844	Cardinal Health, Inc.	69,292

Health Care Services - 0.9%
224	Cigna Group	56,737

Home Furnishings - 1.0%
1,922	Leggett & Platt, Inc.	62,100

Household Products - 1.2%
465	Procter & Gamble Co.	72,717

Industrial Conglomerates - 3.0%
583	3M Co.	61,926
1,456	Siemens AG ADR (a)	119,625
		181,551
Integrated Oil & Gas - 6.5%
3,241	BP PLC ADR (a)	130,547
387	Chevron Corp.	65,240
600	Exxon Mobil Corp.	71,004
1,944	TotalEnergies SE ADR (a)	124,280
		391,071
Integrated Telecommunication Services - 2.1%
3,420	AT&T, Inc.	60,431
1,625	Verizon Communications, Inc.	63,099
		123,530
IT Consulting & Other Services - 1.0%
483	International Business Machines Corp.	61,056

Life & Health Insurance - 4.5%
6,240	Manulife Financial Corp. ADR (a)	123,240
4,845	Prudential PLC ADR (a)	148,499
		271,739
Multi-line Insurance - 3.1%
1,100	American International Group, Inc.	58,344
3,920	AXA S.A. ADR (a)	127,878
		186,222
Oil & Gas Refining & Marketing - 1.1%
660	Phillips 66	65,340

Altrius Global Dividend ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Shares		Value
Packaged Foods & Meats - 4.3%
1,600	Kraft Heinz Co.	$62,832
1,002	Nestle S.A. ADR (a)	128,517
1,084	Tyson Foods, Inc. - Class A	67,739
		259,088
Paper & Plastic Packaging Products & Materials - 3.9%
10,667	Amcor PLC ADR (a)	117,017
1,709	International Paper Co.	56,585
460	Packaging Corp. of America	62,220
		235,822
Pharmaceuticals - 17.1%
1,868	AstraZeneca PLC ADR (a)	136,775
7,568	Bayer AG ADR (a)	123,661
883	Bristol-Myers Squibb Co.	58,958
3,400	GSK PLC ADR (a)	122,502
402	Johnson & Johnson	65,807
620	Merck & Co., Inc.	71,591
1,385	Novartis AG ADR (a)	142,059
1,507	Pfizer, Inc.	58,607
3,101	Roche Holding AG ADR (a)	121,621
2,331	Sanofi ADR (a)	125,058
		1,026,639
Semiconductors - 2.4%
120	Broadcom, Inc.	75,180
2,283	Intel Corp.	70,910
		146,090
Soft Drinks & Non-alcoholic Beverages - 1.2%
383	PepsiCo, Inc.	73,111

Specialty Chemicals - 1.0%
740	Eastman Chemical Co.	62,360

Steel - 2.0%
1,696	POSCO Holdings, Inc. ADR (a)	120,620

Tobacco - 4.2%
1,407	Altria Group, Inc.	66,847
3,188	British American Tobacco PLC ADR (a)	118,115
644	Philip Morris International, Inc.	64,381
		249,343
	TOTAL COMMON STOCKS (Cost $5,702,155)	5,977,898

MONEY MARKET FUNDS - 0.0% (c)
3,713	First American Government Obligations Fund - Class X, 4.73% (d)	3,713
	TOTAL MONEY MARKET FUNDS (Cost $3,713)	3,713

	TOTAL INVESTMENTS (Cost $5,705,868) - 99.6%	5,981,611
	Other Assets in Excess of Liabilities - 0.4%	21,551
	TOTAL NET ASSETS - 100.0%	$6,003,162

Altrius Global Dividend ETF
Schedule of Investments (Continued)
April 30, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Altrius ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2023,the Fund did not hold any securities that required fair valuation.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Altrius ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Altrius Global Dividend ETF
Assets*
Common Stocks	$5,977,898	$-	$-	$5,977,898
Money Market Funds	3,713	-	-	3,713
Total Investments in Securities	$5,981,611	$-	$-	$5,981,611

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended April 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.